Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Net loss (U.S. dollars in thousands)	$ (10,189)	$ (9,111)	$ (8,053)
Weighted-average ordinary shares outstanding - basic and diluted	2,956,908	2,459,088	2,459,088
Loss per ordinary basic and diluted (U.S. dollars)	$ (3.45)	$ (3.71)	$ (3.27)
Accumulated deficit	$ (28,161)	$ (17,972)
Cash and cash equivalents	9,856	1,944	$ 11,840	$ 25,829
Net loss	$ (10,189)	$ (9,111)	$ (8,053)